Accounting Policies - Additional Information (Details)	12 Months Ended		180 Months Ended
	Dec. 31, 2023 GBP (£) area shares	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 GBP (£) invitation
Disclosure of detailed information about financial instruments [line items]
Climate change objective, number of main focus areas | area	3
Climate change, period covered for ECL calculations	5 years
Liabilities arising from share-based payment transactions	£ 14,700,000	£ 6,600,000	£ 6,600,000
Liabilities arising from share-based payment transactions, vested liabilities	1,100,000	100,000	£ 100,000
Number of sharesave schemes launched | invitation			16
Employee saving on share based compensation	£ 500,000
Price determination period for options	3 days
Maximum discount applicable	20.00%
Actual discount applied	10.00%
Expiration term of vested options	6 months
Weighted average grant-date fair value (GBP per share)	£ 0.33	£ 0.23	£ 0.23
Number of shares outstanding | shares	3,937,473	3,974,698
Share Incentive Plans
Disclosure of detailed information about financial instruments [line items]
Percentage of maximum salary that can be invested	10.00%
Material Risk Takers
Disclosure of detailed information about financial instruments [line items]
Additional retention period for deferred bonus awards	1 year
Minimum
Disclosure of detailed information about financial instruments [line items]
Employee saving on share based compensation	£ 5
Terms of options	3 years
Minimum | Share Incentive Plans
Disclosure of detailed information about financial instruments [line items]
Minimum retention period to sell shares free of income tax	5 years
Maximum
Disclosure of detailed information about financial instruments [line items]
Employee saving on share based compensation	£ 500
Terms of options	5 years
Period one | Material Risk Takers
Disclosure of detailed information about financial instruments [line items]
Deferral period from anniversary of initial award	4 years
Period two | Material Risk Takers
Disclosure of detailed information about financial instruments [line items]
Deferral period from anniversary of initial award	5 years
Period three | Material Risk Takers
Disclosure of detailed information about financial instruments [line items]
Deferral period from anniversary of initial award	7 years
Computer software | Minimum
Disclosure of detailed information about financial instruments [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Computer software | Maximum
Disclosure of detailed information about financial instruments [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
–Other intangibles | Minimum
Disclosure of detailed information about financial instruments [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
–Other intangibles | Maximum
Disclosure of detailed information about financial instruments [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
180 Days | Unsecured Debt
Disclosure of detailed information about financial instruments [line items]
Written off period for past due	180 days